Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Fundings of joint ventures and equity method investments	$ 9,285	$ 7,864	$ 19,327
Proceeds from joint ventures and equity method investments	$ 16,141	$ 5,917	$ 1,799